KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Navient Credit Funding, LLC (the “Company”)
Navient Corporation
Navient Solutions, LLC
BofA Securities, Inc. (the “Structuring Agent”)
Barclays Capital Inc.
J.P. Morgan Securities LLC
RBC Capital Markets, LLC
Credit Suisse Securities (USA) LLC
(together, the “Specified Parties”)

Re: Navient Private Education Refi Loan Trust 2020-H – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “NAVSL_2020-H_LoanTape_($1B).xlsx” (the “Data File”), provided by the Company on September 28, 2020, containing certain information related to 12,513 student loans (the “Student Loans”) as of September 23, 2020 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Navient Private Education Refi Loan Trust 2020-H. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Company and its affiliates under Rule 1.200.001 of the AICPA’s Code of Professional Conduct.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and first payment dates were within $1.00 and two (2) days, respectively.

•
The term “FDR System” means the Company’s internal servicing system containing certain information such as interest rate, loan status, first payment date, original loan balance, current loan balance, and original maturity date related to the Selected Student Loans (defined below).

KPMG LLP, a Delaware limited liability partnership and a
member firm of the KPMG global organization of independent
member firms affiliated with KPMG International Limited, a
private English company limited by guarantee

•	The term “CARES System” means the Company’s internal servicing system containing certain information regarding the financial history of the Selected Student Loans.

•
The term “Earnest Internal Tool Account Number Page” means a screenshot containing certain information from the Company’s internal loan account overview system (e.g. repayment schedule, payment history, interest rate, original loan balance, etc.) for the Selected Student Loans.

•
The term “Verify Report Page” means a screenshot containing certain information from the Company’s internal application verification tool such as: school type, school name, and school degree for the Selected Student Loans.

•
The term “Application Underwriting Snapshot Page” means a screenshot containing information from the Company’s internal application underwriting tool related to education degree and school name for the Selected Student Loans.

•
The term “Title IV Federal School Code List” means a listing identifying schools in the United States participating in the Title IV federal student aid programs that we were instructed by the Company to download from the “Federal Student Aid Website” (https://ifap.ed.gov/ilibrary/document-types/federal-school-code-list).

•
The term “Accredited Programs List” means a listing identifying accredited schools issued by the U.S. Department of Education’s Office of Post-secondary Education (OPE) that we were instructed by the Company to download from the “Database of Accredited Postsecondary Institutions and Programs Website” (https://ope.ed.gov/accreditation/).

•	The term “Amortized Payment History Schedule” means a schedule of the payment history information of certain Selected Student Loans extracted from the FDR System.

•
The term “Loan File” means any file containing some or all of the following documents, as applicable, for each of the Selected Student Loans: Loan Agreement,  Earnest Internal Tool Account Number Page, Verify Report Page, Application Underwriting Snapshot Page, Title IV Federal School Code List, Accredited Programs List, Amortized Payment History Schedule, “Principal” field in the CARES System, and the following screens in the FDR System: #BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CMS Screen, #CSS Screen, #EDH Screen, #ED2 Screen, #NM AF Screen, #NM CC Screen, #NM CS Screen, #NPO Screen, and #HDI Screen. The Loan File, furnished by the Company, was represented to be either the original Loan File, a copy of the original Loan File, or electronic records contained within the FDR System, the Company’s internal loan account overview system, the Company’s internal application verification tool, or the Company’s internal application underwriting tool.

A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Company. The selection criteria resulted in a sample of 359 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

B.
For each Selected Student Loan, we compared the specified attributes in the Data File to the corresponding information in the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing instructions provided by the Company (as applicable) indicated below, constituted an exception. The Loan File documents are listed in the order of priority until such attribute was agreed.

Attributes	Loan File/Company’s Instructions

Loan Number	Earnest Internal Tool Account Number Page

Loan Type	Loan Agreement, Earnest Internal Tool Account Number Page

Borrower State	”Address” field on #BS1 Screen

Interest Rate
“INT RT” column on #EDH Screen, “INT 1%” field and “INT 2%” field in “ORIG STMT VALUES” section on #ED2 Screen, “AUTO PAY FLAG” field on #NM AF Screen, #HDI Screen for interest rate with borrower benefit related information

Payment Frequency	“MISC 13” field on #NM CS Screen, “PREV AUTO FLAG” field on #CMS Screen and instructions provided by the Company described below

Loan Status
“CURR LOAN STAT” column on #EDH Screen and “MISC FIELD 2” column on #BS3 Screen, notation of status change on #CIS Screen, “ORIG STMT STATUS” field on #ED2 Screen and instructions provided by the Company described below

First Payment Date	“RPMT BEGIN DT” field on #EDH Screen or “1st ACTIVE DATE” field on #BS5 Screen

Original Loan Balance
“FINANCIAL INSTITUTION” field on #NM CC Screen

For Selected Student Loans without Original Loan Balance information in the FDR System: “Amount Financed” field in the “Overview” section of the Earnest Internal Tool Account Number Page, “Amount” column corresponding to the “deposit” and the “return_of_proceeds” in the “Type” column of the “Loan Transaction” section of the Earnest Internal Tool Account Number Page

Current Principal Balance
“ACCOUNT BALANCE” column on #CSS Screen, documentation of change that affects the current principal balance on #CIS Screen, “CUR BAL” field on #BS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, “RPMT FEE” field or “CAP INT” field on #ED2 Screen, “DISBURSEMENT” and “ADJUSTMENT” fields on #CSS Screen or #CDS Screen, “RETRO PROCESSING” field on #ED2 Screen, “Interest Rate” field on #CSS Screen, CYCLE DATE on #EDH Screen, “PAYMENT” fields on #CSS Screen or #CDS Screen, “Principal” field in the CARES system, and instructions provided by the Company described below

Original Maturity Date	“MATURITY DT” field on #EDH Screen, “METHOD OVERRIDE END DATE” field using the “RULS MIN PAY (CP PO RM)” field on #NPO Screen, notation of status change on #CIS Screen

School Type
“Degree” field in the “Educations” section of the Verify Report Page, “Underwritten Education Degree” field in the Application Underwriting Snapshot Page, and instructions provided by the Company described below

Attributes	Loan File/Company’s Instructions

School Name
“Verified School Name” field in the “Educations” section of the Verify Report Page, “Underwritten Education School Name” field in the Application Underwriting Snapshot Page, and instructions provided by the Company described below

School Degree
“Degree” field in the “Educations” section of the Verify Report Page, “Underwritten Education Degree” field in the Application Underwriting Snapshot Page, and instructions provided by the Company below

Original FICO Score	“EDS SCR01” or “EDS SCR02” field in “FICO INFO” tab on #HDI Screen

1.
For purposes of comparing Payment Frequency, we were instructed by the Company to consider the Payment Frequency to be on a “Bi-Weekly” payment schedule if the 45th position of the “MISC 13” field on the #NM CS Screen was “B” or the “PREV AUTO PAY FLAG” field on the #CMS Screen indicated “0,” and to be on a “Monthly” payment schedule if the 45th position of the “MISC 13” field on the #NM CS Screen was not “B” or the “PREV AUTO PAY FLAG” field on the #CMS Screen indicated “A.”

2.
For purposes of comparing Loan Status, we were instructed by the Company to consider the Loan Status to be “active” if the “CURR LOAN STAT” field on the #EDH Screen was “RPMT” and the “MISC FIELD 2” column on the #BS3 Screen was “D0000.” We were also instructed by the Company to consider the Loan Status to be “active” if the “STAT” column on the #EDH Screen does not begin with the letter “P.”

3.	For purposes of comparing Current Principal Balance, we were instructed by the Company to compare or recompute the Current Principal Balance as follows:

a)
Compare the “ACCOUNT BALANCE” column on the #CSS Screen or documentation of a change that affects the current principal balance on the #CIS Screen to the “UNPAID_PRINCIPAL_ BALANCE” field in the Data File.

b)
In the event the “ACCOUNT BALANCE” column on the #CSS Screen or documentation of change that affects the current principal balance on the #CIS Screen did not agree to the “UNPAID_ PRINCIPAL_BALANCE” field in the Data File, we were instructed by the Company to compare the amount in the “CUR BAL” field on the #BS Screen to the “UNPAID_PRINCIPAL_BALANCE” field in the Data File.

c)
In the event the “CUR BAL” field on the #BS Screen did not agree to the “UNPAID_ PRINCIPAL_ BALANCE” field in the Data File, we were instructed by the Company to compare the amount in the “FINANCIAL INSTITUTION” field on the #NM CC Screen to the “UNPAID_PRINCIPAL_ BALANCE” field in the Data File.

d)
In the event the “FINANCIAL INSTITUTION” field did not agree to the “UNPAID_PRINCIPAL_ BALANCE” field in the Data File, we were instructed by the Company to recompute the Current Principal Balance (the “Recomputed Current Principal Balance”), as follows:

i.
To the “ACCOUNT BALANCE” column on the #CSS Screen, add any applicable Repayment Fee (shown under the “RPMT FEE” field on the #ED2 Screen) or applicable Capitalized Interest (shown under the “CAP INT” field on the #ED2 Screen), and subtract any applicable disbursement amount (shown under the “DISBURSEMENT” field on the #CSS Screen or the #CDS Screen) or applicable adjustment (shown under the “ADJUSTMENT” field on the #CSS Screen or the #CDS Screen);

ii.
Subtract any amount indicated in the “RETRO PROCESSING” field on the #ED2 Screen and any additional principal payment applied after the Cutoff Date, identified by either (1) subtracting the recalculated accrued interest (“Interest Rate” field on the #CSS Screen multiplied by the number of days from the start of the CYCLE DATE on the #EDH Screen to the day before the date of the first Payment under the “PAYMENT” field on the #CSS Screen or the #CDS Screen, multiplied by the “ACCOUNT BALANCE” column on the #CSS Screen) from the first Payment made under the “PAYMENT” field on the #CSS Screen or the #CDS Screen, or (2) under the “Principal” field in the CARES system; and,

iii.	Subtract any principal paid amount in the “PRINCIPAL PAID” field from the Amortized Payment History Schedule after the last transaction date reflected in the #CSS Screen but before the Cutoff Date.

We compared the Recomputed Current Principal Balance to the “UNPAID_PRINCIPAL_ BALANCE” field in the Data File.

4.
For purposes of comparing School Type, we were instructed by the Company to consider the School Type to be “No” (not undergraduate) if the school name in the “underwritten_education_ school_ name” field in the Data File indicates either (i) the underwritten school is a high school or (ii) “NULL” and the “is_parent_plus” field in the Data File indicates “Yes.”

5.
For purposes of comparing School Name, we were instructed by the Company to consider the School Name to be “NULL” if (i) the school name in the “underwritten_education_school_name” field in the Data File is “NULL,” and (ii) the “is_parent_plus” field in the Data File indicates “Yes.”

6.
For purposes of comparing School Degree, we were instructed by the Company to consider the School Degree to be “Masters” or “MD” if the “Degree” field in the “Educations” section of the Verify Report Page or the “Underwritten Education Degree” field in the Application Underwriting Snapshot Page indicates “medical_other” or “DO,” respectively. In addition, we were instructed by the Company to consider the School Degree to be “NULL” if (i) the school name in the “underwritten_education_ degree” field in the Data File is “NULL,” and (ii) the “is_parent_plus” field in the Data File indicates “Yes.”

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files, except as listed in Exhibit B.

C.
For each Selected Student Loan, we were instructed by the Company to compare the school name under the “underwritten_education_school_name” field in the Data File to the corresponding information on the Title IV Federal School Code List.

In the event the school name did not appear on the Title IV Federal School Code List, we were instructed by the Company to compare the U.S. Department of Education’s Office of Postsecondary Education (OPE) code under the “underwritten_ education_opeid” field in the Data File to the “SchoolCode” field in the Title IV Federal School Code List.

In the event the OPE code did not agree, we were instructed by the Company to observe whether the school name under the “underwritten_education_ school_name” field in the Data File appeared in the “Institution_Name” field in the Accredited Programs List.

In the event the school name did not agree, we were instructed by the Company to observe whether the school name under the “underwritten_education_ school_name” field in the Data File appeared in the “Verified School Name” field in the “Educations” section of the Verify Report Page or “Underwritten Education School Name” field in the Application Underwriting Snapshot Page.

In the event the school name in the “underwritten_education_school_name” field in the Data File indicated the underwritten school was a high school or “NULL,” we were instructed by the Company to observe if the “is_parent_plus” field in the Data File indicated “Yes.” We were informed by the Company that “Yes” indicates the loan is a Parent Plus loan and that the parent’s highest achieved education was used to originate the loan. We were further informed by the Company that if the highest achieved education was high school or “NULL,” the parent did not possess a collegiate degree, and there would be no corresponding OPE code for the loan within the Title IV Federal School Code List or Accredited Programs List.

In the event the school name in the “underwritten_education_school_name” field in the Data File indicated the school was a satellite campus, but the Title IV Federal School Code List or the Accredited Programs List designation was not available at the satellite campus level, we were instructed by the Company to utilize the name of the college or university to which the satellite campus relates, for the purpose of comparing the school name in the Title IV Federal School Code List or the Accredited Programs List.

The information regarding the school name for the Selected Student Loans was found to be in agreement with the respective information contained in the Title IV Federal School Code List or the Accredited Programs List.

Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 12,513 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on information included in the Data File and Loan Files, and recomputation methodologies and instructions provided by the Company, without verification or evaluation of such information, methodologies, or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the methodologies or instructions provided by the Company, (iii) the reliability or accuracy of the Loan Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, CA
October 25, 2020

Exhibit A - The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
1	2020H001	39	2020H039	77	2020H077	115	2020H115	153	2020H153
2	2020H002	40	2020H040	78	2020H078	116	2020H116	154	2020H154
3	2020H003	41	2020H041	79	2020H079	117	2020H117	155	2020H155
4	2020H004	42	2020H042	80	2020H080	118	2020H118	156	2020H156
5	2020H005	43	2020H043	81	2020H081	119	2020H119	157	2020H157
6	2020H006	44	2020H044	82	2020H082	120	2020H120	158	2020H158
7	2020H007	45	2020H045	83	2020H083	121	2020H121	159	2020H159
8	2020H008	46	2020H046	84	2020H084	122	2020H122	160	2020H160
9	2020H009	47	2020H047	85	2020H085	123	2020H123	161	2020H161
10	2020H010	48	2020H048	86	2020H086	124	2020H124	162	2020H162
11	2020H011	49	2020H049	87	2020H087	125	2020H125	163	2020H163
12	2020H012	50	2020H050	88	2020H088	126	2020H126	164	2020H164
13	2020H013	51	2020H051	89	2020H089	127	2020H127	165	2020H165
14	2020H014	52	2020H052	90	2020H090	128	2020H128	166	2020H166
15	2020H015	53	2020H053	91	2020H091	129	2020H129	167	2020H167
16	2020H016	54	2020H054	92	2020H092	130	2020H130	168	2020H168
17	2020H017	55	2020H055	93	2020H093	131	2020H131	169	2020H169
18	2020H018	56	2020H056	94	2020H094	132	2020H132	170	2020H170
19	2020H019	57	2020H057	95	2020H095	133	2020H133	171	2020H171
20	2020H020	58	2020H058	96	2020H096	134	2020H134	172	2020H172
21	2020H021	59	2020H059	97	2020H097	135	2020H135	173	2020H173
22	2020H022	60	2020H060	98	2020H098	136	2020H136	174	2020H174
23	2020H023	61	2020H061	99	2020H099	137	2020H137	175	2020H175
24	2020H024	62	2020H062	100	2020H100	138	2020H138	176	2020H176
25	2020H025	63	2020H063	101	2020H101	139	2020H139	177	2020H177
26	2020H026	64	2020H064	102	2020H102	140	2020H140	178	2020H178
27	2020H027	65	2020H065	103	2020H103	141	2020H141	179	2020H179
28	2020H028	66	2020H066	104	2020H104	142	2020H142	180	2020H180
29	2020H029	67	2020H067	105	2020H105	143	2020H143	181	2020H181
30	2020H030	68	2020H068	106	2020H106	144	2020H144	182	2020H182
31	2020H031	69	2020H069	107	2020H107	145	2020H145	183	2020H183
32	2020H032	70	2020H070	108	2020H108	146	2020H146	184	2020H184
33	2020H033	71	2020H071	109	2020H109	147	2020H147	185	2020H185
34	2020H034	72	2020H072	110	2020H110	148	2020H148	186	2020H186
35	2020H035	73	2020H073	111	2020H111	149	2020H149	187	2020H187
36	2020H036	74	2020H074	112	2020H112	150	2020H150	188	2020H188
37	2020H037	75	2020H075	113	2020H113	151	2020H151	189	2020H189
38	2020H038	76	2020H076	114	2020H114	152	2020H152	190	2020H190

(*) The Company has assigned a unique Loan ID number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Account Numbers.
A-1

Exhibit A - The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
1	2020H001	39	2020H039	77	2020H077	115	2020H115	153	2020H153
2	2020H002	40	2020H040	78	2020H078	116	2020H116	154	2020H154
3	2020H003	41	2020H041	79	2020H079	117	2020H117	155	2020H155
4	2020H004	42	2020H042	80	2020H080	118	2020H118	156	2020H156
5	2020H005	43	2020H043	81	2020H081	119	2020H119	157	2020H157
6	2020H006	44	2020H044	82	2020H082	120	2020H120	158	2020H158
7	2020H007	45	2020H045	83	2020H083	121	2020H121	159	2020H159
8	2020H008	46	2020H046	84	2020H084	122	2020H122	160	2020H160
9	2020H009	47	2020H047	85	2020H085	123	2020H123	161	2020H161
10	2020H010	48	2020H048	86	2020H086	124	2020H124	162	2020H162
11	2020H011	49	2020H049	87	2020H087	125	2020H125	163	2020H163
12	2020H012	50	2020H050	88	2020H088	126	2020H126	164	2020H164
13	2020H013	51	2020H051	89	2020H089	127	2020H127	165	2020H165
14	2020H014	52	2020H052	90	2020H090	128	2020H128	166	2020H166
15	2020H015	53	2020H053	91	2020H091	129	2020H129	167	2020H167
16	2020H016	54	2020H054	92	2020H092	130	2020H130	168	2020H168
17	2020H017	55	2020H055	93	2020H093	131	2020H131	169	2020H169
18	2020H018	56	2020H056	94	2020H094	132	2020H132	170	2020H170
19	2020H019	57	2020H057	95	2020H095	133	2020H133	171	2020H171
20	2020H020	58	2020H058	96	2020H096	134	2020H134	172	2020H172
21	2020H021	59	2020H059	97	2020H097	135	2020H135	173	2020H173
22	2020H022	60	2020H060	98	2020H098	136	2020H136	174	2020H174
23	2020H023	61	2020H061	99	2020H099	137	2020H137	175	2020H175
24	2020H024	62	2020H062	100	2020H100	138	2020H138	176	2020H176
25	2020H025	63	2020H063	101	2020H101	139	2020H139	177	2020H177
26	2020H026	64	2020H064	102	2020H102	140	2020H140	178	2020H178
27	2020H027	65	2020H065	103	2020H103	141	2020H141	179	2020H179
28	2020H028	66	2020H066	104	2020H104	142	2020H142	180	2020H180
29	2020H029	67	2020H067	105	2020H105	143	2020H143	181	2020H181
30	2020H030	68	2020H068	106	2020H106	144	2020H144	182	2020H182
31	2020H031	69	2020H069	107	2020H107	145	2020H145	183	2020H183
32	2020H032	70	2020H070	108	2020H108	146	2020H146	184	2020H184
33	2020H033	71	2020H071	109	2020H109	147	2020H147	185	2020H185
34	2020H034	72	2020H072	110	2020H110	148	2020H148	186	2020H186
35	2020H035	73	2020H073	111	2020H111	149	2020H149	187	2020H187
36	2020H036	74	2020H074	112	2020H112	150	2020H150	188	2020H188
37	2020H037	75	2020H075	113	2020H113	151	2020H151	189	2020H189
38	2020H038	76	2020H076	114	2020H114	152	2020H152	190	2020H190

(*) The Company has assigned a unique Loan ID number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Account Numbers.
A-2

Exhibit B -Exception List

Selected Student Loan Number	Student Loan Number	Attribute	Per Data File	Per Loan File
307	2020H307	School Name	Vanderbilt University - School of Medicine	University of Colorado Denver - Anschutz Medical Campus

B-1